Quarterly Holdings Report
for
Fidelity Advisor® Health Care Fund
October 31, 2024
AFHC-NPRT1-1224
1.809075.121
Common Stocks - 96.8%
	Shares	Value ($)
BELGIUM - 1.6%
Health Care - 1.6%
Pharmaceuticals - 1.6%
UCB SA	385,000	74,040,967
CANADA - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Xenon Pharmaceuticals Inc (b)	780,000	32,065,800
DENMARK - 1.4%
Health Care - 1.4%
Biotechnology - 1.4%
Ascendis Pharma A/S ADR (b)	515,000	63,252,300
Zealand Pharma A/S (b)	9,100	1,048,967

TOTAL DENMARK		64,301,267
GERMANY - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
BioNTech SE ADR (b)	300,000	33,930,000
NETHERLANDS - 3.3%
Health Care - 3.3%
Biotechnology - 3.0%
Argenx SE ADR (b)	174,000	102,016,200
Merus NV (b)	660,873	32,997,389
		135,013,589
Pharmaceuticals - 0.3%
Pharvaris NV (b)	482,489	11,999,501
TOTAL NETHERLANDS		147,013,090
UNITED KINGDOM - 1.1%
Health Care - 1.1%
Biotechnology - 0.2%
Immunocore Holdings PLC ADR (b)(c)	261,152	8,051,316
Pharmaceuticals - 0.9%
Astrazeneca PLC	280,000	39,842,209
TOTAL UNITED KINGDOM		47,893,525
UNITED STATES - 87.9%
Health Care - 87.9%
Biotechnology - 19.7%
Acumen Pharmaceuticals Inc (b)	700,000	2,016,000
Aerovate Therapeutics Inc (d)(e)(f)	320,769	1,587,470
Allogene Therapeutics Inc (b)(c)	3,000,000	7,665,000
Alnylam Pharmaceuticals Inc (b)	370,000	98,638,300
Annexon Inc (b)	43,542	318,727
Apogee Therapeutics Inc (b)	33,300	1,732,932
Arcellx Inc (b)	280,000	23,595,600
Arcus Biosciences Inc (b)	450,000	6,885,000
Avidity Biosciences Inc (b)	300,000	12,678,000
Blueprint Medicines Corp (b)	190,000	16,626,900
Cargo Therapeutics Inc (b)(c)	637,201	12,425,420
Caris Life Sciences Inc (b)(d)(e)	1,098,028	3,491,729
Cartesian Therapeutics Inc (b)	230,254	4,559,029
Celldex Therapeutics Inc (b)	320,000	8,339,200
Cogent Biosciences Inc (b)	900,000	10,341,000
Crinetics Pharmaceuticals Inc (b)	300,000	16,788,000
Cytokinetics Inc (b)	700,000	35,700,000
Day One Biopharmaceuticals Inc (b)(c)	600,000	8,832,000
Dyne Therapeutics Inc (b)	400,000	11,544,000
Exact Sciences Corp (b)(c)	1,320,000	90,987,600
Gilead Sciences Inc	300,000	26,646,000
Janux Therapeutics Inc (b)	429,500	23,188,705
Keros Therapeutics Inc (b)	404,900	23,500,396
Legend Biotech Corp ADR (b)	1,600,000	72,032,000
MoonLake Immunotherapeutics Class A (b)(c)	425,000	19,728,500
Nurix Therapeutics Inc (b)	607,323	14,927,999
Nuvalent Inc Class A (b)(c)	425,300	37,634,797
Oruka Therapeutics Inc (c)	561,710	15,727,880
Oruka Therapeutics Inc (e)	48,978	1,371,384
Perspective Therapeutics Inc (b)	350,000	4,133,500
Poseida Therapeutics Inc (b)	1,453,691	3,445,248
Regeneron Pharmaceuticals Inc (b)	128,000	107,289,600
REVOLUTION Medicines Inc (b)	240,000	12,840,000
Scholar Rock Holding Corp (b)	44,735	1,272,263
Septerna Inc	130,200	2,978,976
Soleno Therapeutics Inc (b)	200,000	11,012,000
Spyre Therapeutics Inc (b)(c)	330,000	10,734,900
Summit Therapeutics Inc (b)(c)	350,000	6,506,500
Upstream Bio Inc	521,977	12,945,030
Vaxcyte Inc (b)	700,000	74,445,000
Viking Therapeutics Inc (b)	43,400	3,148,236
Viridian Therapeutics Inc (b)	1,200,000	25,884,000
		886,144,821
Health Care Equipment & Supplies - 27.1%
Boston Scientific Corp (b)	5,280,000	443,625,600
Glaukos Corp (b)	528,000	69,828,000
ICU Medical Inc (b)	60,000	10,243,800
Inspire Medical Systems Inc (b)	228,000	44,469,120
Insulet Corp (b)	600,000	138,918,000
Intuitive Surgical Inc (b)	108,000	54,414,720
Masimo Corp (b)	800,000	115,208,000
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	9,982	121,880
Penumbra Inc (b)	820,000	187,673,400
PROCEPT BioRobotics Corp (b)(c)	400,000	36,000,000
Stryker Corp	335,000	119,353,800
		1,219,856,320
Health Care Providers & Services - 19.1%
agilon health Inc (b)(c)	2,000,000	5,100,000
Alignment Healthcare Inc (b)	3,140,000	38,936,000
BrightSpring Health Services Inc (b)	1,850,000	27,694,500
Cigna Group/The	308,000	96,961,480
Elevance Health Inc	128,000	51,937,280
LifeStance Health Group Inc (b)	4,280,000	28,718,800
McKesson Corp	200,494	100,365,291
Molina Healthcare Inc (b)	134,000	43,043,480
Privia Health Group Inc (b)	2,500,000	45,900,000
Surgery Partners Inc (b)(c)	2,320,000	66,816,000
UnitedHealth Group Inc	625,000	352,812,500
		858,285,331
Health Care Technology - 1.8%
Phreesia Inc (b)	903,744	16,529,478
Veeva Systems Inc Class A (b)	328,000	68,496,240
		85,025,718
Life Sciences Tools & Services - 10.2%
10X Genomics Inc Class A (b)	1,672,500	26,810,175
Bruker Corp	730,000	41,325,300
Danaher Corp	1,050,000	257,943,000
IQVIA Holdings Inc (b)	28,000	5,762,960
Thermo Fisher Scientific Inc	200,000	109,264,000
West Pharmaceutical Services Inc	65,000	20,015,450
		461,120,885
Pharmaceuticals - 10.0%
Contineum Therapeutics Inc Class A	128,000	2,145,280
Eli Lilly & Co	367,000	304,514,580
Enliven Therapeutics Inc (b)	360,000	10,026,000
Merck & Co Inc	760,000	77,763,200
Neumora Therapeutics Inc (b)	269,213	3,082,489
Rapport Therapeutics Inc (b)(c)	160,000	3,924,800
Royalty Pharma PLC Class A	1,180,000	31,860,000
Structure Therapeutics Inc ADR (b)(c)	412,000	16,953,800
Third Harmonic Bio Inc (b)	156,700	2,160,893
		452,431,042
TOTAL UNITED STATES		3,962,864,117
TOTAL COMMON STOCKS (Cost $2,659,536,115)		4,362,108,766

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (d)(e)	1,433,586	1,502,828
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (d)(e)	2,082,600	2,252,124
TOTAL HEALTH CARE		3,754,952

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,516,186)		3,754,952

Convertible Preferred Stocks - 1.7%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	236,142	1,279,889
ISRAEL - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InSightec Ltd Series G (d)(e)	7,391,153	6,356,392
UNITED STATES - 1.6%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc Series E (b)(d)(e)	781,583	5,502,344
Health Care - 1.5%
Biotechnology - 0.9%
Asimov Inc Series B (b)(d)(e)	67,547	2,745,110
Caris Life Sciences Inc Series D (b)(d)(e)	2,082,481	6,622,290
Cleerly Inc Series C (b)(d)(e)	882,089	9,544,203
Element Biosciences Inc Series C (b)(d)(e)	376,690	4,034,351
Element Biosciences Inc Series D (d)(e)	246,623	1,933,524
Element Biosciences Inc Series D1 (d)(e)	246,623	1,933,524
ElevateBio LLC Series C (b)(d)(e)	163,300	509,496
Endeavor BioMedicines Inc Series C (d)(e)	863,746	6,201,696
Inscripta Inc Series E (b)(d)(e)	826,424	2,487,536
Oruka Therapeutics Inc (e)	19	532,000
		36,543,730
Health Care Equipment & Supplies - 0.1%
Medical Microinstruments Inc/Italy Series C (d)(e)	199,633	6,605,856
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC (b)(d)(e)	327,591	1,690,370
Health Care Technology - 0.5%
Aledade Inc Series B1 (b)(d)(e)	130,618	4,945,198
Aledade Inc Series E1 (b)(d)(e)	46,526	1,761,474
Candid Therapeutics (d)(e)	1,956,465	2,347,758
Omada Health Inc Series E (b)(d)(e)	1,456,953	5,915,229
Wugen Inc Series B (b)(d)(e)	300,054	1,263,227
		16,232,886
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(e)	2,552,870	2,169,940
TOTAL HEALTH CARE		63,242,782

TOTAL UNITED STATES		68,745,126
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $116,757,062)		76,381,407

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/CA 10% 12/31/2026 (d)(e) (Cost $7,819,972)	7,819,972	7,662,095

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.87	59,241,130	59,252,978
Fidelity Securities Lending Cash Central Fund (g)(h)	4.87	147,590,928	147,605,687
TOTAL MONEY MARKET FUNDS (Cost $206,858,665)			206,858,665

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $2,994,488,000)	4,656,765,885
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(147,930,342)
NET ASSETS - 100.0%	4,508,835,543

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $94,370,917 or 2.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aerovate Therapeutics Inc	10/30/24	1,905,603

Aledade Inc Series B1	5/07/21	5,001,455

Aledade Inc Series E1	5/20/22	2,317,665

Asimov Inc Series B	10/29/21	6,260,303

Candid Therapeutics	8/27/24	2,347,758

Caris Life Sciences Inc	10/06/22	6,148,957

Caris Life Sciences Inc Series D	5/11/21	16,868,096

Cleerly Inc Series C	7/08/22	10,391,538

dMed Biopharmaceutical Co Ltd Series C	12/01/20	3,353,960

Element Biosciences Inc Series C	6/21/21	7,743,503

Element Biosciences Inc Series D	6/28/24	1,934,338

Element Biosciences Inc Series D1	6/28/24	1,934,338

ElevateBio LLC Series C	3/09/21	685,044

Endeavor BioMedicines Inc Series C	4/22/24	5,635,597

Galvanize Therapeutics 6% 2/28/2027	2/28/24	2,082,600

Galvanize Therapeutics Series B	3/29/22	4,419,746

Inscripta Inc Series E	3/30/21	7,297,324

InSightec Ltd Series G	6/17/24	6,561,866

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 9/30/24	7,819,972

Medical Microinstruments Inc/Italy Series C	2/16/24	6,654,507

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc Series E	12/22/21	8,734,725

Oruka Therapeutics Inc	9/12/24	437,000

Oruka Therapeutics Inc	9/12/24	1,126,494

Saluda Medical Inc Series E	4/06/23	6,310,345

Thriveworks Topco LLC	7/23/21 - 2/25/22	9,541,068

Wugen Inc 10% 6/14/2025	6/14/24	1,433,586

Wugen Inc Series B	7/09/21	2,326,889

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	9,058,921	190,596,014	140,401,957	164,200	-	-	59,252,978	0.1%
Fidelity Securities Lending Cash Central Fund	204,662,086	178,760,864	235,817,263	376,610	-	-	147,605,687	0.6%
Total	213,721,007	369,356,878	376,219,220	540,810	-	-	206,858,665

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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